SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables 2)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment
Furniture, fixtures and electronic equipment & software	3 - 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life of the asset or the lease term

Schedule of net revenues breakdown by contract type
	Years ended December 31,
	2010	2011	2012

Time-and-material	$121,110	$175,115	$282,615
Fixed-price	25,469	43,874	76,416
Total	$146,579	$218,989	$359,031

Intangible assets
Schedule of estimated economic lives or weighted-average amortization period for intangible assets subject to amortization acquired through business combinations

Customer base and customer relationship	3 - 6.8 years
Non-compete agreement	1 - 5 years
Contract backlog	0.5 - 2.14 years
Trade name	1 year - Indefinite
Trademark	1 - 2 years
Software Technology	4-5years

2012 Acquisitions
Intangible assets
Schedule of estimated economic lives or weighted-average amortization period for intangible assets subject to amortization acquired through business combinations
Weighted-average
amortization
Intangible assets	period (years)

Customer relationship	5.82
Non-compete agreement	3.66
Contract backlog	1.69
Software technology	4.51
Trade name	6.85
Trademark	2.00